J.P. MORGAN INCOME FUNDS

JPMorgan Trust II

JPMorgan High Yield Fund

(All Share Classes)

Supplement dated November 3, 2014

to the Prospectuses dated July 1, 2014, as supplemented

Changes to Expense Limitation Agreement. Effective November 1, 2014, the JPMorgan High Yield Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) have reduced the expense caps on the Fund’s share classes, except for Class A Shares.

CLASS A, B, C AND SELECT CLASS SHARES

The “Annual Fund Operating Expenses” and “Example” tables for the Fund on pages 25-26 in the Fund’s Class A, Class B, Class C and Select Class Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.45	0.47	0.44	0.44
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.20	0.22	0.19	0.19
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.36	1.88	1.85	1.10
Fee Waivers and Expense Reimbursements[2]	(0.35)	(0.32)	(0.29)	(0.29)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.01	1.56	1.56	0.81

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00%, 1.55%, 1.55% and 0.80%, respectively, of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	756	1,060	1,919
CLASS B SHARES ($)	659	860	1,186	2,039
CLASS C SHARES ($)	259	554	1,186	2,146
SELECT CLASS SHARES ($)	83	321	578	1,314

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	756	1,060	1,919
CLASS B SHARES ($)	159	560	986	2,039
CLASS C SHARES ($)	159	554	974	2,146
SELECT CLASS SHARES ($)	83	321	578	1,314

CLASS R2, R5 AND R6 SHARES

The “Annual Fund Operating Expenses” and “Example” tables for the Fund on page 24 in the Fund’s Class R2, Class R5 and Class R6 Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.60	0.26	0.12
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.35	0.21	0.12
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.76	0.92	0.78
Fee Waivers and Expense Reimbursements[2]	(0.45)	(0.16)	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.31	0.76	0.71

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 0.75% and 0.70%, respectively, of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	133	510	912	2,036
CLASS R5 SHARES ($)	78	277	494	1,117
CLASS R6 SHARES ($)	73	242	426	960

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE